Components of Net Periodic Benefit Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service (credit)	$ (2.5)
Recognized net actuarial loss	(149.9)
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Interest cost	248.3	220.4	252.9
Expected return on assets	(287.1)	(291.5)	(285.7)
Amortization of prior service (credit)	(0.4)	0.7	0.7
Recognized net actuarial loss	109.7	139.0	124.0
Net periodic benefit cost	70.5	68.6	91.9
International Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	8.4	10.4	8.6
Interest cost	117.9	106.6	113.1
Expected return on assets	(160.5)	(141.9)	(136.1)
Amortization of prior service (credit)	(2.1)	(2.1)	(0.5)
Recognized net actuarial loss	40.2	51.9	36.9
Curtailment gain	(0.6)		(5.7)
Net periodic benefit cost	3.3	24.9	16.3
Other Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.6	0.6	0.5
Interest cost	7.6	7.9	8.7
Expected return on assets	(0.5)	(0.5)	(0.5)
Amortization of prior service (credit)	1.7	1.8	1.8
Recognized net actuarial loss	1.7	4.5	3.2
Net periodic benefit cost	$ 11.1	$ 14.3	$ 13.7